Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Segment Reporting [Abstract]
Table Of Business Assets And Liabilities Segments

	December 31, 2020	December 31, 2019
Financial assets at amortized cost - Loans and advances	279,585,511	265,650,592
Corporate banking	33,152,112	52,578,472
Small and medium companies	88,081,690	64,031,846
Retail	158,351,709	149,040,274

Other assets	413,439,014	352,660,107

TOTAL ASSETS	693,024,525	618,310,699

Financial liabilities at amortized cost – Deposits	478,223,264	400,236,797
Corporate banking	91,105,915	33,391,167
Small and medium companies	101,543,218	92,791,600
Retail	285,574,131	274,054,030

Other liabilities	100,257,867	103,256,993

TOTAL LIABILITIES	578,481,131	503,493,790